Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 2,371	$ 515	$ 10,959
Cost of revenues	835	1,625	1,991
Gross profit (loss)	1,536	(1,110)	8,968
Operating expenses:
Research and development	8,187	10,515	10,484
General, administrative and marketing	4,832	5,626	5,996
Total operating loss	(11,483)	(17,251)	(7,512)
Financial income (expenses), net	(6)	642	493
Net loss	$ (11,489)	$ (16,609)	$ (7,019)
Basic net loss per ordinary share (in Dollars per share)	$ (0.94)	$ (1.45)	$ (0.62)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.94)	$ (1.45)	$ (0.62)
Weighted average number of ordinary shares used in computation of basic net loss per share (in Shares)	12,203,269	11,454,180	11,389,168
Weighted average number of ordinary shares used in computation of diluted net loss per share (in Shares)	12,203,269	11,454,180	11,389,168